Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
		Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018
Analysis of income and expense [abstract]
Costs of services			£ 6,390.2	£ 6,218.7		£ 12,663.5
General and administrative costs			552.8	432.1		1,507.5
Costs of services and general and administrative costs			6,943.0	6,650.8		14,171.0
Staff costs			4,132.7	4,032.6		8,172.6
Establishment costs			380.7	433.7		871.7
Media pass-through costs			818.8	740.9		1,458.0
Data collection pass-through costs			297.4	286.6		609.2
Other costs of services and general and administrative costs	[1]		1,313.4	1,157.0		3,059.5
Costs of services and general and administrative costs			6,943.0	6,650.8		14,171.0
Wages and salaries			2,890.2	2,805.4		5,710.0
Cash-based incentive plans			77.2	74.1		240.7
Share-based incentive plans			32.5	41.6		84.8
Social security costs			376.2	367.7		717.5
Pension costs			98.5	93.1		191.2
Severance			17.9	16.8		37.5
Other staff costs			640.2	633.9		1,190.9
Staff costs			4,132.7	4,032.6		8,172.6
Amortisation and impairment of acquired intangible assets			66.9	84.0		280.0
Goodwill impairment						183.9
Gains on disposal of investments and subsidiaries			(40.6)	(189.9)		(235.5)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership			(0.4)	(0.1)		(2.0)
Investment write-downs				1.5		2.0
Restructuring and transformation costs		£ 234.0	55.4	45.5	£ 68.3	302.3
Litigation Settlement			(16.8)
Gain on sale of freehold property in New York			(7.9)
Depreciation of property, plant and equipment			106.2	109.2		225.1
Amortisation of other intangible assets			18.3	£ 18.3		£ 38.7
Depreciation of right-of-use assets			168.4
Short-term lease expense			56.9
Low-value lease expense			£ 1.7

[1]	Other costs of services and general and administrative costs include £350.9 million (period ended 30 June 2018: £316.3 million; year ended 31 December 2018: £708.6 million) of other pass-through costs.